UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06087

Salomon Brothers Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 725-6666

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2005

SEMI-ANNUAL

REPORT

Salomon Brothers Asset Management

Salomon Brothers Investment Series

■	Cash Management Fund

■	New York Municipal Money Market Fund

NOT FDIC INSURED  •  NOT BANK GUARANTEED  •  MAY LOSE VALUE

Letter from the Chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy overcame a number of obstacles and continued to expand during the reporting period. Rising interest rates, record high oil prices, and geopolitical issues threatened to send the economy into a “soft patch.” However, when all was said and done, first quarter 2005 gross domestic product (“GDP”)i growth was 3.8%, mirroring the solid gain that occurred during the fourth quarter of 2004.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following five rate hikes from June 2004 through December 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four additional times during the reporting period. The Fed’s nine rate hikes brought the target for the federal funds rate from 1.00% to 3.25%. Following the end of the reporting period, at their August meeting, the Fed further increased the target rate by 0.25% to 3.50%.

During the reporting period, the fixed-income market confounded many investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, declined. When the period began, the federal funds target rate was 2.25% and the yield on the 10-year Treasury was 4.24%. When the reporting period ended, the federal funds rate rose to 3.25% and the 10-year yield fell to 3.92%. Declining long-term rates, mixed economic data, and periodic flights to quality all supported longer-term bond prices. In addition, higher short-term interest rates, in general, helped money market funds to generate incremental yields over the reporting period.

CASH MANAGEMENT FUND

As of June 30, 2005, the seven-day current yield for Class A shares of the Fund was 2.69% and its seven-day effective yield, which reflects compounding, was 2.73%.1

Current reimbursement and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield would have been 2.33% and the seven-day effective yield would have been 2.36%.

NEW YORK MUNICIPAL MONEY MARKET FUND

As of June 30, 2005, the seven-day current yield for Class A shares of the Fund was 1.95% and its seven-day effective yield, which reflects compounding, was 1.97%.1

An investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[1]	The seven-day affective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

CLASS A SHARES’ YIELDS

AS OF JUNE 30, 2005

(unaudited)

	Seven Day Current Yield[2]	Seven Day Effective Yield[2]
Cash Management Fund	2.69%	2.73%

New York Municipal Money Market Fund	1.95%	1.97%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

The seven-day current and seven-day effective yields for the Cash Management’s Class B, C, and O shares as of this same date were all 2.69% and 2.73%. The seven-day current and effective yields for the New York Municipal Money Market Fund’s Class O shares as of this date were 1.91% and 1.92%.

For Cash Management Fund, current reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, for Class A shares, the seven-day current yield would have been 2.33% and the seven-day effective yield would have been 2.36%. For Class B shares, the seven-day current yield would have been 2.28% and the seven-day effective yield would have been 2.31%. For Class C shares, the seven-day current yield would have been 2.48% and the seven-day effective yield would have been 2.51%. For Class O shares, the seven-day current yield would have been 0.89% and the seven-day effective yield would have been 0.89%.

SPECIAL SHAREHOLDER NOTICE

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, Salomon Brothers Asset Management Inc (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Funds.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Funds and the Manager. Therefore, the Funds’ Board of Directors will be asked to approve a new investment management contract between the Funds and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Funds for their approval.

Subsequently, on August 12, 2005, the Board approved the new investment management contract between the Funds and the Manager.

INFORMATION ABOUT YOUR FUNDS

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Funds’ Manager and some of their affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects.

[2]	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

The Funds have been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Funds and their Manager with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 15, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

SALOMON BROTHERS

Cash Management Fund

Fund at a Glance (unaudited)

SALOMON BROTHERS

Cash Management Fund

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(3)
Class A	1.13%	$1,000.00	$1,011.30	0.55%	$2.74
Class B	1.13	1,000.00	1,011.30	0.55	2.74
Class C	1.13	1,000.00	1,011.30	0.55	2.74
Class O	1.13	1,000.00	1,011.30	0.55	2.74
(1)	For the six months ended June 30, 2005.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waiver and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SALOMON BROTHERS

Cash Management Fund

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,022.07	0.55%	$2.76
Class B	5.00	1,000.00	1,022.07	0.55	2.76
Class C	5.00	1,000.00	1,022.07	0.55	2.76
Class O	5.00	1,000.00	1,022.07	0.55	2.76
(1)	For the six months ended June 30, 2005.
(2)	Expenses (net of voluntary fee waiver and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SALOMON BROTHERS

New York Municipal Money
Market Fund

Fund at a Glance (unaudited)

SALOMON BROTHERS

New York Municipal Money Market Fund

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(3)
Class A	0.83%	$1,000.00	$1,008.30	0.44%	$2.19
Class O	0.82	1,000.00	1,008.20	0.48	2.39
(1)	For the six months ended June 30, 2005.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results.
(3)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SALOMON BROTHERS

New York Municipal Money Market Fund

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,022.61	0.44%	$2.21
Class O	5.00	1,000.00	1,022.41	0.48	2.41
(1)	For the six months ended June 30, 2005.
(2)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Schedules of Investments

June 30, 2005 (unaudited)

Salomon Brothers Cash Management Fund

Face Amount	Security	Value

Bank Note — 2.2%
$ 500,000	Bank of America Corp., 2.910% due 8/3/05	$500,000

Certificates of Deposit — 19.5%
1,000,000	BNP Paribas, 3.010% due 7/5/05	1,000,000
1,000,000	Calyon NY, 3.415% due 11/14/05	1,000,000
500,000	Depfa Bank PLC, 2.900% due 8/2/05	500,000
1,000,000	HBOS Treasury Services, 3.415% due 11/14/05	1,000,000
400,000	Rabobank Nederland, 3.440% due 9/30/05	400,000
500,000	Suntrust Bank, 3.430% due 9/28/05	500,000

	Total Certificates of Deposit	4,400,000

Commercial Paper — 49.6%
500,000	Amstel Funding Corp., 3.450% due 9/30/05 (a)	495,640
500,000	Aquinas Funding LLC, 2.880% due 8/3/05 (a)	498,680
1,000,000	Atlantis One Funding Corp., 3.350% due 11/10/05 (a)	987,717
500,000	Barton Capital LLC, 2.890% due 8/1/05 (a)	498,756
500,000	Bear Stearns Co., Inc., 3.450% due 7/1/05 (a)	500,000
500,000	Brahms Funding Corp., 3.330% due 7/27/05 (a)	498,797
500,000	Carmel Mountain Funding Trust, 3.280% due 7/20/05 (a)	499,134
500,000	Chesham Finance LLC, 3.440% due 7/1/05 (a)	500,000
575,000	Concord Minutemen Capital Co., 3.140% due 7/14/05 (a)	574,348
1,000,000	Curzon Funding LLC, 3.370% due 11/9/05 (a)	987,737
500,000	Duke Funding High Grade I Ltd., 3.250% due 7/22/05 (a)	499,052
500,000	Ford Credit Floorplan Master Owner Trust A (Motown Notes), Series 2002-1, 3.330% due 8/4/05 (a)	498,427
500,000	Georgetown Funding Co. LLC, 3.250% due 8/4/05 (a)	498,465
500,000	Main Street Warehouse Funding Trust, 3.330% due 7/28/05 (a)	498,751
500,000	Mica Funding LLC, 3.450% due 9/20/05 (a)	496,119
500,000	Nieuw Amsterdam Receivables Corp., 3.330% due 8/8/05 (a)	498,243
500,000	Polonius, Inc., 3.240% due 7/18/05 (a)	499,235
1,000,000	Scaldis Capital LLC, 3.170% due 9/9/05 (a)	993,836
675,000	Surrey Funding Corp., 3.370% due 11/3/05 (a)	667,102

	Total Commercial Paper	11,190,039

Medium-Term Notes — 8.9%
1,000,000	Credit Suisse First Boston, 3.240% due 9/20/05 (b)	1,000,000
1,000,000	Stanfield Victoria Funding LLC, 3.274% due 9/26/05 (a)(b)	999,902

	Total Medium-term Notes	1,999,902

Municipal Note — 1.8%
420,000	District of Columbia University Revenue, 3.390% due 7/7/05 (c)	420,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Cash Management Fund

Face Amount	Security	Value
Repurchase Agreement — 18.3%
$4,125,000	Interest in $1,009,251,000 joint tri-party repurchase agreement dated 6/30/05 with Bank of America, Inc., 3.350% due 7/1/05; Proceeds at maturity — $4,125,384; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.000% due 7/15/05 to 2/26/24; Market value — $4,207,503)	$4,125,000

	TOTAL INVESTMENTS — 100.3% (Cost — $22,634,941#)	22,634,941
	Liabilities in Excess of Other Assets — (0.3)%	(72,773)

	TOTAL NET ASSETS — 100.0%	$22,562,168

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(b)	Variable rate securities. Coupon rates disclosed are those which are in effect at June 30, 2005.
(c)	Variable rate demand obligation payable at par on demand at any time on no more than seven days notice. The coupon rate listed represents the current rate at the period end. The due dates on these securities reflect the next interest rate reset date or, when applicable, the maturity date.
#	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers New York Municipal Money Market Fund

Face Amount	Ratings‡	Security	Value
SHORT-TERM INVESTMENTS — 98.5%

Education — 4.8%
$2,195,000	AA	New York State Dormitory Authority, Personal Income Tax Revenue, State Facilities and Equipment, Series A, 4.000% due 3/15/06 (a)	$2,219,276
800,000	A-1+	New York State, Dormitory Authority Revenue, Cornell University, Series B, SPA-Morgan Guarantee Trust, 2.260% due 7/1/05 (a)	800,000

		Total Education	3,019,276

Electric — 3.3%
2,100,000	A-1+	Long Island Power Authority of New York, Electric System Revenue, Series 7, Sub-Series 7-A, MBIA-Insured, SPA-Credit Suisse First Boston, 2.160% due 7/6/05 (a)	2,100,000

Finance — 10.1%
2,255,000	A-1+	New York City, NY, TFA, NYC Recovery, Series 3, Subseries 3-C, LOC-Bank of New York,
		2.230% due 7/6/05 (a)	2,255,000
		New York City, NY, TFA Revenue:
1,900,000	A-1+	NYC Recovery, Series 3, Subordinated Series 3-E, SPA-Bank of New York, 2.250% due 7/1/05 (a)	1,900,000
1,500,000	A-1+	Subordinated Series 2-D, LOC-Lloyds TSB Bank, 2.180% due 7/6/05 (a)	1,500,000
		Puerto Rico Commonwealth Government Development Bank:
200,000	A-1	MBIA-Insured, 2.140% due 7/6/05 (a)	200,000
550,000	A-1	Refunding, MBIA-Insured, SPA-Credit Suisse, 2.140% due 7/6/05 (a)	550,000

		Total Finance	6,405,000

General Obligation — 3.8%
2,400,000	A-1+	New York City, NY, GO, Series F-6, LOC-Morgan Guaranty Trust, 2.220% due 7/6/05 (a)	2,400,000

Hospitals — 5.8%
2,700,000	A-1+	Nassau Health Care Corp., New York Revenue, Subseries-2004, Class 2, FSA-Insured,
		2.460% due 7/7/05 (a)	2,700,000
1,000,000	A-1+	New York State Dormitory Authority Revenue, Mental Health Services, Sub-Series D-2C, MBIA-Insured, SPA-Landesbank Baden-Wuerttemberg, 2.230% due 7/7/05 (a)	1,000,000

		Total Hospitals	3,700,000

Housing: Multi-Family — 20.8%
470,000	NR	Colonie, NY, HDC, Colonie Terrence Apartments Project, LOC-Keybank of New York, 3.000% due 7/6/05 (a)(b)	470,000
		New York City, NY, HDC:
1,300,000	A-1+	Multi-Family Rent Housing Revenue, One Columbus Place Development, Series A, FNMA-Collateralized, 2.250% due 7/6/05 (a)(b)	1,300,000
2,550,000	A-1+	Multi-Family Revenue, First Avenue Development, Series A, FNMA-Collateralized, 2.250% due 7/6/05 (a)(b)	2,550,000
800,000	A-1+	Parkgate Development, Series A, FNMA-Collateralized, 2.160% due 7/6/05 (a)	800,000
1,500,000	A-1+	Related Monterey, Series A, FNMA-Collateralized, 2.200% due 7/6/05 (a)	1,500,000
		New York State Housing Finance Agency Revenue:
1,500,000	VMIG 1(c)	20 River Terrace Housing, Series A, Remarketed 5/27/04, FNMA-Collateralized, 2.310% due 7/6/05 (a)	1,500,000
2,400,000	VMIG 1(c)	900 8th Avenue Housing, Series A, LOC-Keybank NA: 2.270% due 7/6/05 (a)(b)	2,400,000
2,700,000	VMIG 1(c)	New York State Mortgage Agency Revenue, Homeowner Mortgage, Series 115, SPA-Dexia Credit Local Bond Purchase Agreement, 2.260% due 7/6/05 (a)	2,700,000

		Total Housing: Multi-Family	13,220,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers New York Municipal Money Market Fund

Face Amount	Ratings‡	Security	Value

Housing: Single Family — 7.2%
$3,130,000	A-1+	New York State Housing Finance Agency Revenue, Normandie Court I Project, LOC-Landesbank Hessen Thuringen Girozentrale, 2.200% due 7/6/05 (a)	$3,130,000
1,450,000	A-1+	New York State Housing Finance Agency, Service Contract Revenue, Refunding, Series G, LOC-WestDeutsche LandesBank and Bayerische LandesBank AG, 2.310% due 7/6/05 (a)	1,450,000

		Total Housing: Single Family	4,580,000

Industrial Development — 18.5%
1,850,000	NR	Auburn, NY, IDA Revenue, Goulds Pumps, Inc. Project, 2.450% due 7/6/05 (a)(b)	1,850,000
250,000	P-1(c)	Dutchess County, NY, IDA, IDR, Adams Fairacre Farms, Inc., LOC-HSBC Bank USA, 2.450% due 7/7/05 (a)(b)	250,000
		Liberty, NY, Development Corp. Revenue, 377 Greenwich LLC, LOC-Wells Fargo Bank NA,
500,000	VMIG 1(c)	2.530% due 7/7/05 (a)	500,000
		Monroe County IDA Revenue:
2,405,000	P-1(c)	BenMar Manufacturing Facility, Series A, 2.440% due 7/7/05 (a)(b)	2,405,000
405,000	NR	Mecury Printing, Series E, 2.490% due 7/7/05 (a)(b)	405,000
1,200,000	A-1+	New York City, NY, Industrial Development Agency Revenue, Children’s Oncology Society, LOC-Bank of New York, 2.310% due 7/6/05 (a)	1,200,000
1,720,000	A-1	Otsego County IDA, Civic Facilities Revenue, St. James Retirement Community, LOC-Manufacturers and Traders, 2.450% due 7/7/05 (a)	1,720,000
3,070,000	A-1	Suffolk County IDA, IDR, Third Project Wolf Family, Series A, LOC-HSBC Bank USA, 2.450% due 7/7/05 (a)(b)	3,070,000
375,000	A-1+	Wyoming County IDA, IDR, American Precision Industries, Inc., LOC-HSBC Bank USA, 2.450% due 7/7/05 (a)(b)	375,000

		Total Industrial Development	11,775,000

Miscellaneous — 9.0%
2,700,000	A-1	New York City, NY, Trust for Cultural Resources, Museum of Broadcasting, LOC-KBC Bank NV, 2.200% due 7/6/05 (a)	2,700,000
		New York State Local Assistance Corp.:
2,300,000	A-1+	Series B, LOC-WestDeutsche LandesBank and Bayerische LandesBank, 2.180% due 7/6/05 (a)	2,300,000
700,000	A-1+	Series D, LOC-Societe Generale, 2.100% due 7/6/05 (a)	700,000

		Total Miscellaneous	5,700,000

Transportation — 10.5%
2,500,000	A-1+	Metropolitan Transportation Authority Revenue, Refunding, Series G-2, AMBAC-Insured, 2.500% due 7/7/05 (a)	2,500,000
2,000,000	SP-1+	New York State Thruway Authority General Revenue, BAN, Series A, 2.250% due 10/6/05	2,003,040
2,200,000	A-1+	Triborough Bridge & Tunnel Authority Revenue, Refunding, Series F, SPA-ABN Amro Bank NV, 2.230% due 7/7/05 (a)	2,200,000

		Total Transportation	6,703,040

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers New York Municipal Money Market Fund

Face Amount	Ratings‡	Security	Value

Water & Sewer — 4.7%
$1,000,000	A-1+	New York City, NY Municipal Water Finance Authority, Water and Sewer System Revenue, Series C, SPA-Dexia Credit Local Bond Purchase, 2.250% due 7/1/05 (a)	$1,000,000
2,000,000	A-1+	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Waste Management, Inc., Series B, LOC-JPMorgan Chase Bank, 2.260% due 7/6/05 (a)(b)	2,000,000

		Total Water & Sewer	3,000,000

		TOTAL INVESTMENTS — 98.5% (Cost — $62,602,316#)	62,602,316
		Other Assets in Excess of Liabilities — 1.5%	981,660

		TOTAL NET ASSETS — 100.0%	$63,583,976

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.
(a)	Variable rate demand obligation payable at par on demand at any time on no more than seven days notice. The coupon rate listed represents the current rate at the period end. The due dates on these securities reflect the next interest rate reset date or, when applicable, the maturity date.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(c)	Rating by Moody’s Investors Service, Inc.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC	—	Ambac Assurance Corporation
BAN	—	Bond Anticipation Notes
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GO	—	General Obligation
HDC	—	Housing Development Corporation
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Investors Assurance Corporation
SPA	—	Standby Bond Purchase Agreement
TFA	—	Transitional Finance Authority

See page 15 and 16 for definitions of ratings.

See Notes to Financial Statements.

Bond Ratings

(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC
and CC

— Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ba”, where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bond Ratings

(unaudited) (continued)

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NR	— Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings

(unaudited)

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Statements of Assets and
Liabilities

June 30, 2005 (unaudited)

	Cash Management Fund	New York Municipal Money Market Fund
ASSETS:
Investments, at amortized cost and value (Note 1a)	$22,634,941	$62,602,316
Cash	9,810	1,031,938
Interest receivable	32,217	172,783
Receivable for Fund shares sold	2,759	—
Prepaid expenses	27,260	35,110

Total Assets	22,706,987	63,842,147

LIABILITIES:
Transfer agent fees payable	19,790	9,720
Payable for Fund shares repurchased	13,336	185,000
Management fees payable	—	11,961
Dividends payable	5,634	4,850
Administration fees payable	—	2,990
Directors’ fees payable	462	1,495
Accrued expenses	105,597	42,155

Total Liabilities	144,819	258,171

Total Net Assets	$22,562,168	$63,583,976

NET ASSETS:
Par value (Note 5)	$22,563	$63,584
Paid-in capital in excess of par value	22,539,605	63,520,392

Total Net Assets	$22,562,168	$63,583,976

Shares Outstanding:
Class A	8,783,477	3,865,657

Class B	6,837,727	—

Class C	4,247,765	—

Class O	2,694,272	59,718,307

Net Asset Value:
Class A	$1.00	$1.00

Class B	$1.00	—

Class C	$1.00	—

Class O	$1.00	$1.00

See Notes to Financial Statements.

Statements of Operations

For the Six Months Ended June 30, 2005 (unaudited)

	Cash Management Fund	New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest	$404,865	$756,941

EXPENSES:
Transfer agent fees (Notes 2 and 3)	53,309	25,673
Management fees (Note 2)	28,302	72,449
Registration fees	15,890	4,200
Audit and tax fees	13,288	10,313
Shareholder reports (Note 3)	11,147	10,728
Custody	8,581	7,608
Administration fees (Note 2)	7,075	18,112
Legal fees	5,522	16,723
Directors’ fees	2,682	5,117
Miscellaneous expenses	752	1,080

Total Expenses	146,548	172,003
Less: Management fee waiver, administration fee waiver and expense reimbursements (Note 2)	(68,718)	—

Net Expenses	77,830	172,003

Net Investment Income	327,035	584,938

Net Realized Gain From Investment Transactions	574	—

Increase in Net Assets From Operations	$327,609	$584,938

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited)

and the Year Ended December 31, 2004

	Cash Management Fund

	2005	2004
OPERATIONS:
Net investment income	$327,035	$325,327
Net realized gain (loss)	574	(513)

Increase in Net Assets From Operations	327,609	324,814

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 4):
Net investment income	(327,035)	(324,814)
Net realized gains	(574)	—

Decrease in Net Assets From Distributions to Shareholders	(327,609)	(324,814)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	27,785,147	77,731,104
Reinvestment of distributions	281,866	274,943
Cost of shares repurchased	(25,057,432)	(95,468,490)

Increase (Decrease) in Net Assets From Fund Share Transactions	3,009,581	(17,462,443)

Increase (Decrease) in Net Assets	3,009,581	(17,462,443)
NET ASSETS:
Beginning of period	19,552,587	37,015,030

End of period	$22,562,168	$19,552,587

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited)

and the Year Ended December 31, 2004

	New York Municipal Money Market Fund

	2005	2004
OPERATIONS:
Net investment income	$584,938	$621,036

Increase in Net Assets From Operations	584,938	621,036

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 4):
Net investment income	(584,938)	(621,036)

Decrease in Net Assets From Distributions to Shareholders	(584,938)	(621,036)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	29,927,531	62,299,968
Reinvestment of distributions	553,814	597,009
Cost of shares repurchased	(42,992,402)	(67,527,577)

Decrease in Net Assets From Fund Share Transactions	(12,511,057)	(4,630,600)

Decrease in Net Assets	(12,511,057)	(4,630,600)
NET ASSETS:
Beginning of period	76,095,033	80,725,633

End of period	$63,583,976	$76,095,033

See Notes to Financial Statements.

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Cash Management Fund

	Class A Shares
	2005(1)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.011		0.009	0.007	0.013	0.035	0.058
Distributions from net investment income and net realized gains	(0.011)		(0.009)	(0.007)	(0.013)	(0.035)	(0.058)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return (2)	1.1%		0.9%	0.7%	1.3%	3.6%	6.0%
Net Assets, End of Period (000s)	$8,782		$6,774	$22,242	$12,690	$18,083	$5,622
Ratios to Average Net Assets:
Gross expenses	0.91	%(3)	1.06%	0.72%	0.79%	0.82%	0.71%
Net expenses (4)(5)	0.55	(3)	0.55	0.55	0.55	0.55	0.55
Net investment income	2.31	(3)	0.77	0.66	1.30	3.22	5.87

Cash Management Fund
	Class B Shares
	2005(1)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.011		0.009	0.007	0.013	0.035	0.058
Distributions from net investment income and net realized gains	(0.011)		(0.009)	(0.007)	(0.013)	(0.035)	(0.058)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return (2)	1.1%		0.9%	0.7%	1.3%	3.6%	6.0%
Net Assets, End of Period (000s)	$6,838		$6,758	$8,325	$12,927	$7,459	$11,079
Ratios to Average Net Assets:
Gross expenses	0.96	%(3)	1.06%	0.81%	0.80%	0.83%	0.71%
Net expenses (4)(5)	0.55	(3)	0.55	0.55	0.55	0.55	0.55
Net investment income	2.28	(3)	0.86	0.69	1.25	3.57	5.79

(1)	For the six months ended June 30, 2005 (unaudited).
(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(3)	Annualized.
(4)	The investment manager voluntarily waived all or a portion of its fees and/or reimbursed expenses.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 0.55%.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Cash Management Fund

	Class C Shares(1)
	2005(2)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.011		0.009	0.007	0.013	0.035	0.058
Distributions from net investment income and net realized gains	(0.011)		(0.009)	(0.007)	(0.013)	(0.035)	(0.058)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return (3)	1.1%		0.9%	0.7%	1.3%	3.6%	6.0%
Net Assets, End of Period (000s)	$4,248		$2,997	$2,760	$9,109	$4,061	$1,978
Ratios to Average Net Assets:
Gross expenses	0.76	%(4)	1.06%	0.83%	0.80%	0.83%	0.72%
Net expenses (5)(6)	0.55	(4)	0.55	0.55	0.55	0.55	0.55
Net investment income	2.37	(4)	0.82	0.70	1.24	3.25	5.90

Cash Management Fund
	Class O Shares
	2005(2)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.011		0.009	0.007	0.013	0.035	0.058
Distributions from net investment income and net realized gains	(0.011)		(0.009)	(0.007)	(0.013)	(0.035)	(0.058)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return (3)	1.1%		0.9%	0.7%	1.3%	3.6%	6.0%
Net Assets, End of Period (000s)	$2,694		$3,024	$3,688	$15,982	$5,816	$5,718
Ratios to Average Net Assets:
Gross expenses	2.35	%(4)	1.06%	1.96%	0.80%	0.83%	0.71%
Net expenses (5)(6)	0.55	(4)	0.55	0.55	0.55	0.55	0.55
Net investment income	2.25	(4)	0.87	0.70	1.25	3.43	5.82

(1)	On April 29, 2004, Class 2 shares were renamed as Class C shares.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment manager voluntarily waived all or a portion of its fees and/or reimbursed expenses.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 0.55%.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

New York Municipal Money Market Fund

	Class A Shares
	2005(1)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.008		0.007	0.006	0.012	0.025	0.037
Distributions from net investment income and net realized gains	(0.008)		(0.007)	(0.006)	(0.012)	(0.025)	(0.037)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return (2)	0.8%		0.8%	0.7%	1.2%	2.5%	3.8%
Net Assets, End of Period (000s)	$3,866		$4,016	$4,533	$6,400	$4,973	$4,413
Ratios to Average Net Assets:
Gross expenses	0.44	%(3)	0.49%	0.43%	0.39%	0.34%	0.38%
Net expenses	0.44	(3)	0.47 (4)	0.41 (4)	0.35 (4)	0.34	0.38
Net investment income	1.66	(3)	0.74	0.56	1.19	2.49	3.68

New York Municipal Money Market Fund
	Class O Shares
	2005(1)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.008		0.007	0.006	0.012	0.025	0.037
Distributions from net investment income and net realized gains	(0.008)		(0.007)	(0.006)	(0.012)	(0.025)	(0.037)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return (2)	0.8%		0.8%	0.7%	1.2%	2.5%	3.8%
Net Assets, End of Period (000s)	$59,718		$72,079	$76,189	$104,082	$98,267	$138,146
Ratios to Average Net Assets:
Gross expenses	0.48	%(3)	0.49%	0.46%	0.39%	0.34%	0.38%
Net expenses	0.48	(3)	0.47 (4)	0.41 (4)	0.35 (4)	0.34	0.38
Net investment income	1.61	(3)	0.73	0.63	1.20	2.51	3.69

(1)	For the six months ended June 30, 2005 (unaudited).
(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(3)	Annualized.
(4)	The investment manager voluntarily waived a portion of its fees.

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Investment Series (“Investment Series”) consists of certain funds of Salomon Brothers Series Funds Inc (“Series Fund”), Salomon Brothers Investors Value Fund Inc, Salomon Brothers Capital Fund Inc and Salomon Funds Trust.

Salomon Brothers Cash Management Fund (“Cash Management Fund”) and Salomon Brothers New York Municipal Money Market Fund (“New York Municipal Money Fund”) (together the “Funds”), are separate investment funds of the Series Fund, an open-end management investment company, incorporated in Maryland on April 17, 1990.

The following are significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a)  Investment valuation.    Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b)  Repurchase Agreements.    When entering into repurchase agreements, it is the Funds’ policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c)  Security Transactions and Investment Income.    Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d)  Distributions to Shareholders.    Distributions from net investment income on the shares of each of the Funds are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e)  Class Accounting.    Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(f)  Expenses.    Direct expenses are charged to the Fund that incurred them, and general expenses of the Investment Series are allocated to the Funds based on each Fund’s relative net assets.

(g)  Federal and Other Taxes.    It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

(h)  Reclassification.    GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Notes to Financial Statements

(unaudited) (continued)

(i)  Fund Concentration.    The Cash Management Fund and New York Municipal Money Fund invest in money market instruments maturing in thirteen months or less whose short-term credit ratings are within the highest rating categories of two nationally recognized statistical rating organizations (“NRSROs”) or if rated by only one NRSRO, the NRSRO, or, if not rated, are believed by the investment manager to be of comparable quality. Since the New York Municipal Money Market Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting New York.

2. Management Agreement and Other Transactions with Affiliates

Salomon Brothers Asset Management Inc. (“SBAM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Funds, subject to the supervision by the Board of Directors of each Fund. SBAM furnishes the Investment Series with office space and certain services and facilities required for conducting the business of the Investment Series and pays the compensation of its officers. The Funds pay SBAM a management fee calculated at the annual rate of 0.20% of each respective Fund’s average daily net assets. This fee is calculated daily and paid monthly.

Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds’ administrator. As compensation for its services, the Funds pays SBFM an administration fee calculated at the annual rate of 0.05% of each respective Fund’s average daily net assets. This fee is calculated daily and paid monthly.

For the six months ended June 30, 2005, SBAM and SBFM voluntarily waived all of their fees, resulting in waived management fees of $28,302, waived administration fees of $7,075 and an expense reimbursement of $33,341 for the Cash Management Fund.

Citigroup Global Markets Inc. (“CGM”) another indirect wholly-owned subsidiary of Citigroup, acts as the Funds’ distributor.

In addition, for the six months ended June 30, 2005, CDSCs paid to CGM and its affiliates were approximately:

Cash Management Fund	CDSCs
Class B	$9,856
Class C	3,046

All officers and one director of the Funds are employees of Citigroup or its affiliates and do not receive compensation from the Funds.

3. Class Specific Expenses

For the six months ended June 30, 2005, total Transfer Agent Fees were as follows:

	Class A	Class B	Class C	Class O
Cash Management Fund	$15,266	$8,979	$5,119	$23,945
New York Municipal Money Market Fund	846	—	—	24,827

For the six months ended June 30, 2005, total Shareholder Reports expenses were as follows:

	Class A	Class B	Class C	Class O
Cash Management Fund	$4,081	$3,699	$1,742	$1,625
New York Municipal Money Market Fund	577	—	—	10,151

Notes to Financial Statements

(unaudited) (continued)

4. Dividends Paid to Shareholders by Class

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Cash Management Fund:
Class A
Net investment income	$135,277	$157,561
Net realized gains	210	—

Total	$135,487	$157,561

Class B
Net investment income	$81,512	$75,833
Net realized gains	180	—

Total	$81,692	$75,833

Class C†
Net investment income	$77,185	$63,202
Net realized gains	120	—

Total	$77,305	$63,202

Class O
Net investment income	$33,061	$28,218
Net realized gains	64	—

Total	$33,125	$28,218

New York Municipal Money Market Fund:
Class A
Net investment income	$34,005	$31,823
Net realized gains	—	—

Total	$34,005	$31,823

Class C†‡
Net investment income	—	$2
Net realized gains	—	—

Total	—	$2

Class O
Net investment income	$550,933	$589,211
Net realized gains	—	—

Total	$550,933	$589,211

†	On April 29, 2004, Class 2 shares were renamed as Class C shares.
‡	On February 9, 2004, Class C shares were fully redeemed.

Notes to Financial Statements

(unaudited) (continued)

5. Capital Shares

At June 30, 2005, the Series Fund had 10,000,000,000 shares of authorized capital stock, with par value of $0.001 per share. Transactions in Fund shares, each at $1.00, for the periods indicated were as follows:

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Cash Management Fund
Class A
Shares sold	11,730,626	24,821,966
Shares issued on reinvestment	116,281	133,748
Shares repurchased	(9,838,116)	(40,423,057)

Net Increase (Decrease)	2,008,791	(15,467,343)

Class B
Shares sold	3,057,265	7,243,263
Shares issued on reinvestment	66,134	60,401
Shares repurchased	(3,043,993)	(8,871,111)

Net Increase (Decrease)	79,406	(1,567,447)

Class C†
Shares sold	11,238,178	21,535,866
Shares issued on reinvestment	70,745	57,024
Shares repurchased	(10,058,030)	(21,356,090)

Net Increase	1,250,893	236,800

Class O
Shares sold	1,759,078	24,130,009
Shares issued on reinvestment	28,706	23,770
Shares repurchased	(2,117,293)	(24,818,232)

Net Decrease	(329,509)	(664,453)

New York Municipal Money Market Fund
Class A
Shares sold	867,300	972,540
Shares issued on reinvestment	33,255	31,782
Shares repurchased	(1,051,267)	(1,520,586)

Net Decrease	(150,712)	(516,264)

Class C†‡
Shares issued on reinvestment	—	2
Shares repurchased	—	(3,830)

Net Decrease	—	(3,828)

Class O
Shares sold	29,060,231	61,327,428
Shares issued on reinvestment	520,559	565,225
Shares repurchased	(41,941,135)	(66,003,161)

Net Decrease	(12,360,345)	(4,110,508)

†	On April 29, 2004, Class 2 shares were renamed as Class C shares.
‡	On February 9, 2004, Class C shares were fully redeemed.

Notes to Financial Statements

(unaudited) (continued)

6. Change in Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP has resigned as the independent registered public accounting firm for the Funds effective June 17, 2005. The Funds’ Audit Committee has approved the engagement of KPMG LLP as the Funds’ new independent registered public accounting firm for the fiscal year ending December 31, 2005. A majority of the Funds’ Board of Directors, including a majority of the independent Directors, approved the appointment of KPMG LLP.

The reports of PricewaterhouseCoopers LLP on the Funds’ financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. There have been no disagreements with PricewaterhouseCoopers LLP during the Funds’ two most recent fiscal years and any subsequent interim period on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

7. Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

Notes to Financial Statements

(unaudited) (continued)

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

The Funds did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

8. Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule l2b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of theses circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

9. Other Matters

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBAM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Funds.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Funds and the Manager. Therefore, the Funds’ Board of Directors will be asked to approve a new investment management contract between the Funds and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Funds for their approval.

Subsequently, on August 12, 2005, the Board approved the new investment management contract between the Funds and the Manager.

Salomon Brothers Investment Series

INVESTMENT MANAGER

Salomon Brothers Asset Management Inc

399 Park Avenue

New York, New York 10022

DISTRIBUTOR

Citigroup Global Markets Inc.

388 Greenwich Street

New York, New York 10013

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

TRANSFER AGENT

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island 02940-9699

LEGAL COUNSEL

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017-3909

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

DIRECTORS

Carol L. Colman

Daniel P. Cronin

Leslie H. Gelb

R. Jay Gerken, CFA

Chairman

William R. Hutchinson

Riordan Roett

Jeswald W. Salacuse

OFFICERS

R. Jay Gerken, CFA

Chairman, President and

Chief Executive Officer

Andrew B. Shoup

Senior Vice President and

Chief Administrative Officer

Frances M. Guggino

Chief Financial Officer

and Treasurer

Robert E. Amodeo

Executive Vice President

Charles K. Bardes

Executive Vice President

James E. Craige, CFA

Executive Vice President

Thomas A. Croak

Executive Vice President

Robert Feitler, Jr.

Executive Vice President

Thomas K. Flanagan

Executive Vice President

Vincent Gao

Executive Vice President

John G. Goode

Executive Vice President

Peter J. Hable

Executive Vice President

Kevin Kennedy

Executive Vice President

Roger M. Lavan, CFA

Executive Vice President

Mark J. McAllister

Exective Vice President

Michael McElroy

Executive Vice President

Maureen O’Callaghan

Executive Vice President

Beth A. Semmel, CFA

Executive Vice President

Peter J. Wilby, CFA

Executive Vice President

George J. Williamson

Executive Vice President

Andrew Beagley

Vice President, Chief Anti-Money Laundering Compliance Officer and Chief Compliance Officer

Wendy S. Setnicka

Controller

Robert I. Frenkel

Secretary and

Chief Legal Officer

Salomon Brothers Investment Series

Cash Management Fund

New York Municipal Money Market Fund

The Funds are separate investment funds of the Salomon Brothers Series Funds Inc, a Maryland corporation.

This report is submitted for the general information of the shareholders of Salomon Brothers Investment Series and is not for use with the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund. Please read the prospectus carefully before investing.

Each Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-446-1013.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on the Funds’ website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

SALOMON BROTHERS ASSET MANAGEMENT

399 Park Avenue

New York, New York 10022

©2005 Citigroup Global Markets Inc.

Member NASD, SIPC

SBSMMSEMI 6/05 05-8952

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Series Funds Inc

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Series Funds Inc

Date: September 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Series Funds Inc

Date: September 2, 2005

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Salomon Brothers Series Funds Inc

Date: September 2, 2005